UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21574

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Income Trust (EFT)

Semiannual Report

November 30, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2018

Eaton Vance

Floating-Rate Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	44

Important Notices	45

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Performance1,2

Portfolio Managers Scott H. Page, CFA and Ralph Hinckley, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	06/29/2004	1.04%	4.58%	5.12%	12.84%
Fund at Market Price	—	–7.09	–0.50	3.48	12.46
S&P/LSTA Leveraged Loan Index	—	1.00%	3.47%	3.68%	8.52%

% Premium/Discount to NAV[3]
					–12.52%

Distributions[4]
Total Distributions per share for the period					$0.408
Distribution Rate at NAV					5.40%
Distribution Rate at Market Price					6.17%

% Total Leverage[5]
Borrowings					26.17%
Variable Rate Term Preferred Shares (VRTP Shares)					8.54

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Fund Profile

Top 10 Issuers (% of total investments)6

Reynolds Group Holdings, Inc.	1.2%

Bausch Health Companies, Inc.	1.1

Asurion, LLC	1.1

TransDigm, Inc.	1.0

Univision Communications, Inc.	1.0

Virgin Media Investment Holdings Limited	0.8

JBS USA, LLC	0.8

Infor (US), Inc.	0.7

Jaguar Holding Company II	0.7

MA FinanceCo., LLC	0.7

Total	9.1%

Top 10 Sectors (% of total investments)6

Electronics/Electrical	11.7%

Health Care	9.8

Business Equipment and Services	8.7

Chemicals and Plastics	4.9

Telecommunications	4.5

Drugs	4.4

Industrial Equipment	4.1

Cable and Satellite Television	3.9

Lodging and Casinos	3.8

Leisure Goods/Activities/Movies	3.6

Total	59.4%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed- End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year- end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 141.4%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.2%
Accudyne Industries, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024		693	$684,491
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		325	324,920
Term Loan - Second Lien, 8.89%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		431	346,539
TransDigm, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		6,610	6,478,887
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		2,863	2,794,400
Wesco Aircraft Hardware Corp.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		968	965,081
WP CPP Holdings, LLC
Term Loan, 6.28%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		1,700	1,691,500
			$13,285,818

Automotive — 2.8%
American Axle and Manufacturing, Inc.
Term Loan, 4.64%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		3,291	$3,177,098
Apro, LLC
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		292	291,864
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		596	589,545
Chassix, Inc.
Term Loan, 8.29%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		1,489	1,490,611
Dayco Products, LLC
Term Loan, 6.96%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,102	1,110,172
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	475	533,267
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		275	270,875
Horizon Global Corporation
Term Loan, 8.34%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		388	360,659

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
L&W, Inc.
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		873	$874,994
Tenneco, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		3,825	3,750,891
Thor Industries, Inc.
Term Loan, Maturing October 30, 2025(5)		1,750	1,731,406
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	873	988,736
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		1,057	1,040,401
Tower Automotive Holdings USA, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		1,202	1,188,771
			$17,399,290

Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,731	$2,710,618
Flavors Holdings, Inc.
Term Loan, 8.14%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		1,219	1,148,924
Term Loan - Second Lien, 12.39%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	875,000
			$4,734,542

Brokerage / Securities Dealers / Investment Houses — 0.7%
Advisor Group, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		625	$625,391
Aretec Group, Inc.
Term Loan, 6.59%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		2,225	2,215,265
OZ Management L.P.
Term Loan, 7.25%, (2 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		560	554,400
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.03%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		600	607,500
			$4,002,556

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development — 3.9%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	2,807	$2,737,319
Beacon Roofing Supply, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	622	606,328
Brookfield Property REIT, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	1,025	994,250
Core & Main L.P.
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	817	810,114
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	2,014	2,004,056
DTZ U.S. Borrower, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	5,950	5,870,020
Henry Company, LLC
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	443	442,564
Ply Gem Midco, Inc.
Term Loan, 6.18%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	825	808,844
Quikrete Holdings, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	2,788	2,738,668
RE/MAX International, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,080	2,072,182
Realogy Group, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	907	889,998
Summit Materials Companies I, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	670	657,795
Werner FinCo L.P.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,139	1,105,067
WireCo WorldGroup, Inc.
Term Loan, 7.34%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	637	639,123
Term Loan - Second Lien, 11.34%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	1,500	1,507,500
		$23,883,828

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 13.2%
Acosta Holdco, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		3,284	$2,290,749
Adtalem Global Education, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		424	423,408
AlixPartners, LLP
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,417	2,398,104
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	1,541	1,745,665
AppLovin Corporation
Term Loan, 6.19%, (3 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		1,625	1,620,937
ASGN Incorporated
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		503	499,190
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	1,625	1,844,262
Bracket Intermediate Holding Corp.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		950	953,563
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		568	560,912
Camelot UK Holdco Limited
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		2,001	1,982,189
Cast and Crew Payroll, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		419	412,367
Ceridian HCM Holding, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		1,575	1,567,125
Change Healthcare Holdings, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		6,924	6,848,453
Crossmark Holdings, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		1,500	592,449
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024		2,583	2,557,481
EAB Global, Inc.
Term Loan, 6.41%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		1,393	1,375,588

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		566	$0
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		252	47,468
EIG Investors Corp.
Term Loan, 6.43%, (USD LIBOR + 3.75%), Maturing February 9, 2023(4)		3,448	3,443,234
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		422	421,813
Extreme Reach, Inc.
Term Loan, 8.60%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		2,183	2,180,163
First Data Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		2,296	2,262,360
Garda World Security Corporation
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		2,088	2,082,730
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	960	724,627
Global Payments, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		984	978,426
IG Investment Holdings, LLC
Term Loan, 5.86%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		2,648	2,644,917
Information Resources, Inc.
Term Loan, Maturing December 1, 2025(5)		1,650	1,633,500
Iron Mountain, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		920	905,028
J.D. Power and Associates
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		3,440	3,439,812
KAR Auction Services, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		1,963	1,952,547
Kronos Incorporated
Term Loan, 5.54%, (USD LIBOR + 3.00%), Maturing November 1, 2023(4)		6,378	6,310,186
Monitronics International, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		1,910	1,806,438
PGX Holdings, Inc.
Term Loan, 7.60%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,360	1,326,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Ping Identity Corporation
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	374	$371,257
Pre-Paid Legal Services, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025	482	479,279
Prime Security Services Borrower, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	2,777	2,752,436
Red Ventures, LLC
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	1,063	1,058,006
SMG Holdings, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	249	246,263
Solera, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,389	2,361,293
Spin Holdco, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	3,826	3,764,259
Tempo Acquisition, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,931	1,917,013
Trans Union, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	449	444,586
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.12%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	2,127	2,105,197
Vestcom Parent Holdings, Inc.
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	565	559,309
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	268	263,897
West Corporation
Term Loan, 6.03%, (USD LIBOR + 3.50%), Maturing October 10, 2024(4)	349	341,083
Term Loan, 6.53%, (USD LIBOR + 4.00%), Maturing October 10, 2024(4)	1,166	1,152,612
Worldpay, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023	307	304,736
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024	1,915	1,904,069

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ZPG PLC
Term Loan, 5.49%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	775	$985,383
			$80,842,619

Cable and Satellite Television — 5.9%
Charter Communications Operating, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		3,821	$3,787,213
CSC Holdings, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,762	3,704,242
Term Loan, Maturing January 15, 2026(5)		1,100	1,075,250
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,368	1,350,168
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	493	541,414
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,995	1,868,714
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		798	753,098
Radiate Holdco, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		2,054	2,017,614
Telenet Financing USD, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		2,750	2,709,322
Unitymedia Finance, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,050	1,041,562
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,132,525
UPC Financing Partnership
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,166	2,142,561
Virgin Media Bristol, LLC
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		7,400	7,319,643
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,425	2,730,071
Ziggo Secured Finance Partnership
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,825	3,741,328
			$35,914,725

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 7.4%
Alpha 3 B.V.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		683	$678,820
Aruba Investments, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		994	988,793
Ashland, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		617	615,799
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,699	2,666,739
Cabot Microelectronics Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.25%), Maturing November 14, 2025		875	872,802
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	644	730,548
Term Loan, 4.10%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		341	335,869
Emerald Performance Materials, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		549	546,242
Term Loan - Second Lien, 10.09%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		625	625,391
Ferro Corporation
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		357	354,746
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		365	362,458
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		443	440,710
Flint Group GmbH
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		160	154,018
Flint Group US, LLC
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		968	931,682
Gemini HDPE, LLC
Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,342	2,330,680
H.B. Fuller Company
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,987	1,959,458
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	3,250	3,639,700

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Ineos US Finance, LLC (continued)
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		99	$97,992
Invictus US, LLC
Term Loan, 5.50%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		522	520,198
Kraton Polymers, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		1,015	1,010,593
MacDermid, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		1,077	1,077,628
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,773	2,779,229
Messer Industries GmbH
Term Loan, Maturing October 1, 2025(5)		1,550	1,532,175
Minerals Technologies, Inc.
Term Loan, 4.58%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		928	922,138
Orion Engineered Carbons GmbH
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,157	1,154,592
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 31, 2024	EUR	828	939,075
Platform Specialty Products Corporation
Term Loan, Maturing November 15, 2025(5)		700	694,313
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		398	384,070
PQ Corporation
Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		3,005	2,970,911
Schenectady International Group, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		1,000	990,000
Sonneborn Refined Products B.V.
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		69	69,251
Sonneborn, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		392	392,422
Spectrum Holdings III Corp.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		362	354,031
Starfruit Finco B.V.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	475	538,294

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Starfruit Finco B.V. (continued)
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		3,050	$3,012,333
Tronox Blocked Borrower, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		1,110	1,100,847
Tronox Finance, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		2,562	2,540,416
Unifrax I, LLC
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		593	585,849
Univar, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		2,701	2,656,705
Venator Materials Corporation
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		421	414,954
			$44,972,471

Conglomerates — 0.0%(7)
Penn Engineering & Manufacturing Corp.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		272	$269,526
			$269,526

Containers and Glass Products — 3.9%
Berlin Packaging, LLC
Term Loan, 5.32%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		274	$270,655
Berry Global, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		873	867,303
BWAY Holding Company
Term Loan, 5.66%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,554	2,491,221
Consolidated Container Company, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		421	416,813
Crown Americas, LLC
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing April 3, 2025	EUR	623	709,028
Flex Acquisition Company, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		3,472	3,404,419
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,546	1,525,639

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Libbey Glass, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,111	$1,089,844
Pelican Products, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		648	643,917
Reynolds Group Holdings, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,771	5,727,030
Ring Container Technologies Group, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		919	909,624
Trident TPI Holdings, Inc.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,365	1,523,720
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		770	760,678
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,692	1,898,888
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing August 29, 2025	EUR	1,525	1,719,331
			$23,958,110

Cosmetics / Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		2,019	$1,932,851
			$1,932,851

Drugs — 6.1%
Albany Molecular Research, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		842	$834,558
Term Loan - Second Lien, 9.34%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025		500	501,875
Alkermes, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		402	402,431
Amneal Pharmaceuticals, LLC
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,790	3,787,234
Arbor Pharmaceuticals, Inc.
Term Loan, 7.35%, (1 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,905	2,730,670

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	6,436	$6,430,766
Horizon Pharma, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024	4,297	4,273,822
Jaguar Holding Company II
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	7,037	6,940,101
Mallinckrodt International Finance S.A.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	2,750	2,658,707
Term Loan, 5.62%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	920	895,558
PharMerica Corporation
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	846	841,521
Term Loan - Second Lien, 10.06%, (1 mo. USD LIBOR + 7.75%), Maturing December 5, 2025	450	446,625
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	6,677	6,618,734
		$37,362,602

Ecological Services and Equipment — 1.0%
Advanced Disposal Services, Inc.
Term Loan, 4.47%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	2,180	$2,158,509
EnergySolutions, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	1,297	1,270,815
GFL Environmental, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	2,307	2,253,578
Term Loan, 7.00%, (3 mo. USD Prime + 1.75%), Maturing May 30, 2025	287	280,649
Wastequip, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025	149	149,623
		$6,113,174

Electronics / Electrical — 18.1%
Almonde, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	3,795	$3,688,653

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021(3)		497	$397,728
Applied Systems, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		3,076	3,071,656
Term Loan - Second Lien, Maturing September 19, 2025(5)		2,200	2,224,200
Aptean, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		1,277	1,276,220
Avast Software B.V.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		1,510	1,506,065
Barracuda Networks, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		1,942	1,926,341
Blackhawk Network Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		848	839,820
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	300	340,409
Term Loan, 6.65%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,450	3,414,520
Campaign Monitor Finance Pty. Limited
Term Loan, 7.64%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		1,024	927,744
Celestica, Inc.
Term Loan, 4.81%, (2 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		375	370,781
Cohu, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		825	812,625
CommScope, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		399	393,239
CPI International, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		718	713,264
Cypress Semiconductor Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		1,102	1,093,957
DigiCert, Inc.
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		4,520	4,498,278

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Electro Rent Corporation
Term Loan, 7.49%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		1,351	$1,356,848
Energizer Holdings, Inc.
Term Loan, Maturing June 20, 2025(5)		575	562,781
Epicor Software Corporation
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		2,907	2,874,739
Exact Merger Sub, LLC
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		668	668,668
EXC Holdings III Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		521	519,760
Financial & Risk US Holdings, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		1,225	1,195,779
Flexera Software, LLC
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		274	272,832
GlobalLogic Holdings, Inc.
Term Loan, 1.63%, Maturing August 1, 2025(2)		66	65,377
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		459	457,641
Go Daddy Operating Company, LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		5,771	5,718,301
GTCR Valor Companies, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		1,603	1,592,311
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 20, 2023	EUR	495	562,053
Hyland Software, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		4,025	4,006,279
Infoblox, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		2,072	2,083,202
Infor (US), Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		7,120	7,041,263
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	347	395,608
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		3,965	3,959,633

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Lattice Semiconductor Corporation
Term Loan, 6.57%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	498	$499,918
MA FinanceCo., LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	3,027	2,979,110
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	525	515,660
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	1,290	1,245,742
Microchip Technology Incorporated
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	2,510	2,498,546
MTS Systems Corporation
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	1,213	1,207,992
Prometric Holdings, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	323	321,354
Renaissance Holding Corp.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	1,297	1,280,541
Term Loan - Second Lien, 9.34%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	200	195,500
Seattle Spinco, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	3,544	3,483,484
SGS Cayman L.P.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	401	382,299
SkillSoft Corporation
Term Loan, 7.09%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	5,047	4,624,004
SolarWinds Holdings, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	3,481	3,472,093
Southwire Company
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	623	619,541
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,421	1,391,167
SS&C Technologies, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	3,732	3,652,535

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SurveyMonkey, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		1,063	$1,060,675
Sutherland Global Services, Inc.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,722	1,642,339
Switch, Ltd.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		272	269,977
Tibco Software, Inc.
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		542	541,591
TriTech Software Systems
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		925	918,930
TTM Technologies, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		320	311,607
Uber Technologies
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		4,316	4,257,690
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		2,621	2,596,366
Ultra Clean Holdings, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		950	928,625
VeriFone Systems, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		1,000	993,125
Veritas Bermuda Ltd.
Term Loan, 6.85%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		2,421	2,184,860
Vero Parent, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		2,599	2,608,495
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	620	705,182
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		794	781,097
Western Digital Corporation
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		1,694	1,650,362
			$110,648,982

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		4,480	$4,441,801
IBC Capital Limited
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		622	617,988
			$5,059,789

Financial Intermediaries — 4.1%
Citco Funding, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,835	$2,816,904
Clipper Acquisitions Corp.
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		1,265	1,262,011
Ditech Holding Corporation
Term Loan, 8.34%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		3,315	2,975,094
Donnelley Financial Solutions, Inc.
Term Loan, 5.22%, (1 week USD LIBOR + 3.00%), Maturing October 2, 2023		184	183,595
EIG Management Company, LLC
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		274	274,480
Evergood 4 ApS
Term Loan, Maturing February 6, 2025(5)	EUR	118	134,772
Term Loan, Maturing February 6, 2025(5)	EUR	632	718,785
Focus Financial Partners, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		1,995	1,981,284
Fortress Investment Group, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		1,081	1,072,164
Franklin Square Holdings L.P.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		575	572,484
Freedom Mortgage Corporation
Term Loan, 7.09%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		1,977	1,971,183
Greenhill & Co., Inc.
Term Loan, 6.21%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		1,059	1,061,397
GreenSky Holdings, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,493	1,486,903

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Guggenheim Partners, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	1,133	$1,133,534
Harbourvest Partners, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	1,134	1,127,284
LPL Holdings, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	1,481	1,471,400
MIP Delaware, LLC
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	109	108,987
Ocwen Financial Corporation
Term Loan, 7.32%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	317	316,892
Sesac Holdco II, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	591	582,135
StepStone Group L.P.
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	647	645,942
Victory Capital Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025	292	291,849
Virtus Investment Partners, Inc.
Term Loan, 4.91%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	702	702,414
Walker & Dunlop, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025	2,300	2,297,125
		$25,188,618

Food Products — 4.2%
Alphabet Holding Company, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	2,574	$2,428,410
Badger Buyer Corp.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	371	363,361
CHG PPC Parent, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	524	517,783
Del Monte Foods, Inc.
Term Loan, 5.91%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	2,312	1,985,107

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Dole Food Company, Inc.
Term Loan, 5.09%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,841	$1,816,467
Froneri International PLC
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	2,825	3,196,184
Hearthside Food Solutions, LLC
Term Loan, 6.03%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		773	754,702
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.00%), Maturing May 31, 2025		500	495,625
High Liner Foods Incorporated
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		848	795,405
HLF Financing S.a.r.l.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		1,125	1,123,125
Jacobs Douwe Egberts International B.V.
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 1, 2025	EUR	285	324,333
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,737	1,733,826
JBS USA Lux S.A.
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		7,542	7,468,557
Nomad Foods Europe Midco Limited
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,294	1,271,672
Post Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		1,071	1,068,061
Restaurant Technologies, Inc.
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		225	224,859
			$25,567,477

Food Service — 2.5%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		6,329	$6,199,735
Aramark Services, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		909	904,516
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.38%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		648	619,198

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Dhanani Group, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		648	$641,891
IRB Holding Corp.
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		2,301	2,280,610
KFC Holding Co.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		1,054	1,047,786
NPC International, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		938	900,600
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.15%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		284	283,954
US Foods, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		895	886,186
Welbilt, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,753	1,732,953
			$15,497,429

Food / Drug Retailers — 1.3%
Albertsons, LLC
Term Loan, 5.38%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,474	$1,453,281
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		3,983	3,918,377
Term Loan, 5.45%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		1,125	1,101,832
Diplomat Pharmacy, Inc.
Term Loan, 6.85%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		505	506,896
Holland & Barrett International
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	450	497,346
Term Loan, 6.05%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	450	547,430
			$8,025,162

Health Care — 14.0%
Acadia Healthcare Company, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		258	$256,460

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
ADMI Corp.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	1,845	$1,837,685
Akorn, Inc.
Term Loan, 7.88%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021	1,935	1,641,891
Alliance Healthcare Services, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	1,084	1,083,594
Term Loan - Second Lien, 12.34%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024	525	525,000
Argon Medical Devices, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	821	821,388
Athletico Management, LLC
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	575	577,875
Auris Luxembourg III S.a.r.l.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	820	818,268
Avantor, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024	1,315	1,315,679
Beaver-Visitec International, Inc.
Term Loan, 6.39%, (3 mo. USD LIBOR + 4.00%), Maturing August 21, 2023	858	857,538
BioClinica, Inc.
Term Loan, 6.75%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	1,525	1,440,979
BW NHHC Holdco, Inc.
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	1,072	1,053,547
Carestream Dental Equipment, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	1,386	1,365,210
Certara L.P.
Term Loan, 5.89%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2024	990	978,863
CHG Healthcare Services, Inc.
Term Loan, 5.46%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)	3,526	3,514,262
Community Health Systems, Inc.
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021	1,793	1,756,759
Concentra, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	611	606,114

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Convatec, Inc.
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		640	$635,848
CPI Holdco, LLC
Term Loan, 5.89%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		839	834,617
CryoLife, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		521	520,411
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	903	1,018,094
DaVita, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		1,935	1,933,850
DJO Finance, LLC
Term Loan, 5.62%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		2,346	2,344,721
Envision Healthcare Corporation
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		4,925	4,739,081
Equian, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		668	663,923
Gentiva Health Services, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		2,175	2,170,583
GHX Ultimate Parent Corporation
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		990	974,152
Greatbatch Ltd.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		1,702	1,700,583
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.47%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		3,669	3,644,127
Hanger, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,144	1,142,820
Indivior Finance S.a.r.l.
Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		2,017	1,986,364
Inovalon Holdings, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		1,347	1,339,330

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
IQVIA, Inc.
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	551	$549,510
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	990	982,884
Kinetic Concepts, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	2,913	2,905,842
KUEHG Corp.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	3,278	3,267,633
Term Loan - Second Lien, 10.64%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	425	427,125
Medical Solutions, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	769	768,281
MedPlast Holdings, Inc.
Term Loan, 6.15%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	500	500,313
MPH Acquisition Holdings, LLC
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	3,436	3,378,078
National Mentor Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	1,061	1,060,495
Navicure, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	844	838,164
New Millennium Holdco, Inc.
Term Loan, 8.84%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	554	313,666
One Call Corporation
Term Loan, 7.56%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	2,512	2,302,756
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	3,619	3,534,859
Parexel International Corporation
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,822	2,748,141
Press Ganey Holdings, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	811	802,710
Prospect Medical Holdings, Inc.
Term Loan, 7.88%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	1,269	1,273,382

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
R1 RCM, Inc.
Term Loan, 7.65%, (3 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	623	$621,100
RadNet, Inc.
Term Loan, 6.22%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,628	1,628,568
Select Medical Corporation
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	1,773	1,765,243
Sotera Health Holdings, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	900	891,975
Sound Inpatient Physicians
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	499	497,815
Surgery Center Holdings, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,064	1,051,279
Syneos Health, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	391	388,169
Team Health Holdings, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,216	2,072,194
Tecomet, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	839	832,030
U.S. Anesthesia Partners, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,710	1,706,805
Universal Hospital Services, Inc.
Term Loan, Maturing October 18, 2025(5)	475	473,813
Verscend Holding Corp.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,625	1,619,413
Wink Holdco, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	496	490,047
		$85,791,906

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.87%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	1,680	$1,545,882

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings (continued)
Serta Simmons Bedding, LLC
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		4,839	$4,320,658
			$5,866,540

Industrial Equipment — 6.4%
AL Alpine AT Bidco GmbH
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025		250	$246,875
Altra Industrial Motion Corp.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		800	795,250
Apex Tool Group, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		2,600	2,530,429
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 20, 2025(2)		51	49,791
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		223	219,637
Clark Equipment Company
Term Loan, 4.38%, (USD LIBOR + 2.00%), Maturing May 18, 2024(4)		1,758	1,732,684
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	749	853,218
CPM Holdings, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		325	326,625
Delachaux S.A.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		412	412,010
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	330	373,523
Term Loan, 3.75%, (1 week EURIBOR + 3.75%), Maturing July 24, 2024	EUR	825	933,807
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		918	913,484
DXP Enterprises, Inc.
Term Loan, 7.09%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		545	548,584
Engineered Machinery Holdings, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,838	1,800,091
EWT Holdings III Corp.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		2,141	2,132,939

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	398	$452,829
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,766	1,757,019
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	429	485,741
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,137	1,133,225
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	936	1,054,450
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,651	4,580,371
Hamilton Holdco, LLC
Term Loan, 4.40%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		898	888,773
Hayward Industries, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		495	490,256
LTI Holdings, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		500	483,750
Milacron, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,752	2,707,222
Paladin Brands Holding, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		1,314	1,318,754
Pro Mach Group, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		249	243,568
Rexnord, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		2,523	2,512,300
Robertshaw US Holding Corp.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		1,070	1,037,536
Shape Technologies Group, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing April 20, 2025		249	246,258
Tank Holding Corp.
Term Loan, 5.59%, (USD LIBOR + 3.25%), Maturing March 17, 2022(4)		1,160	1,149,861
Thermon Industries, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		352	351,320

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Titan Acquisition Limited
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,159	$2,968,592
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	1,000	1,139,411
			$38,870,183

Insurance — 4.7%
Alliant Holdings I, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,576	$2,533,820
AmWINS Group, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		3,082	3,057,322
Asurion, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		5,191	5,157,057
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,312	2,292,433
Term Loan - Second Lien, 8.84%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		2,700	2,760,750
Financiere CEP SAS
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	550	614,288
FrontDoor, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		500	497,500
Hub International Limited
Term Loan, 5.24%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		5,287	5,206,714
NFP Corp.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		2,597	2,549,322
Sedgwick Claims Management Services, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		1,169	1,165,365
USI, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,069	3,000,715
			$28,835,286

Leisure Goods / Activities / Movies — 5.5%
AMC Entertainment Holdings, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		1,304	$1,295,398

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
AMC Entertainment Holdings, Inc. (continued)
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		590	$585,724
Ancestry.com Operations, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		3,186	3,178,048
Bombardier Recreational Products, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		4,790	4,746,495
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		1,261	1,210,510
ClubCorp Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		2,410	2,338,541
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	920	1,038,050
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		2,164	2,128,185
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		1,780	1,723,319
Emerald Expositions Holding, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,190	1,181,201
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	850	969,502
Lindblad Expeditions, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		346	345,797
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		1,383	1,383,189
Live Nation Entertainment, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		2,791	2,780,329
Match Group, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		558	558,510
Sabre GLBL, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,042	1,029,510
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,949	1,929,695

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
SRAM, LLC
Term Loan, 5.21%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		1,737	$1,732,925
Steinway Musical Instruments, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		920	915,773
Travel Leaders Group, LLC
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		998	999,994
UFC Holdings, LLC
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		1,544	1,540,927
			$33,611,622

Lodging and Casinos — 5.9%
Aristocrat Technologies, Inc.
Term Loan, 4.22%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,181	$1,164,681
Azelis Finance S.A.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	500	569,057
Boyd Gaming Corporation
Term Loan, 4.48%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		1,026	1,008,744
CityCenter Holdings, LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,695	2,651,247
Eldorado Resorts, LLC
Term Loan, 4.75%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		891	883,708
ESH Hospitality, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		1,355	1,342,094
Four Seasons Hotels Limited
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		1,007	999,761
Golden Nugget, Inc.
Term Loan, 5.23%, (USD LIBOR + 2.75%), Maturing October 4, 2023(4)		4,543	4,489,070
GVC Holdings PLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	1,350	1,529,052
Term Loan, 4.30%, (3 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	700	892,068
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		1,194	1,188,030

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Hanjin International Corp.
Term Loan, 4.94%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		550	$545,875
Hilton Worldwide Finance, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		4,077	4,044,269
Las Vegas Sands, LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		1,119	1,104,994
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		2,048	2,014,867
Playa Resorts Holding B.V.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,622	2,544,739
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	1,000	1,139,176
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		4,339	4,330,312
VICI Properties 1, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,315	2,282,222
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		1,400	1,387,968
			$36,111,934

Nonferrous Metals / Minerals — 1.3%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		140	$117,722
Dynacast International, LLC
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,315	1,303,755
Global Brass & Copper, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		907	904,234
Murray Energy Corporation
Term Loan, 9.78%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		2,084	1,820,586
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		942	72,624
Oxbow Carbon, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		1,489	1,489,233

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Oxbow Carbon, LLC (continued)
Term Loan - Second Lien, 9.84%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		800	$818,000
Rain Carbon GmbH
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 16, 2025	EUR	1,025	1,160,113
			$7,686,267

Oil and Gas — 2.1%
Ameriforge Group, Inc.
Term Loan, 9.39%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		768	$773,396
Apergy Corporation
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		357	350,681
Centurion Pipeline Company, LLC
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		275	276,031
CITGO Petroleum Corporation
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		1,056	1,050,720
Delek US Holdings, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		398	394,269
Fieldwood Energy, LLC
Term Loan, 7.59%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		2,475	2,434,596
Term Loan - Second Lien, 9.59%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		202	180,704
McDermott Technology Americas, Inc.
Term Loan, 7.34%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025		1,318	1,272,782
MEG Energy Corp.
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		1,415	1,410,165
PSC Industrial Holdings Corp.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		769	772,072
Sheridan Investment Partners II L.P.
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		38	33,774
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		103	90,559
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		740	651,002

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Production Partners I, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	123	$110,654
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	201	181,160
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,519	1,367,163
Ultra Resources, Inc.
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,550	1,447,959
		$12,797,687

Publishing — 1.7%
Ascend Learning, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,213	$1,204,033
Getty Images, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	3,721	3,692,665
Harland Clarke Holdings Corp.
Term Loan, 7.14%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	934	862,845
Lamar Media Corporation
Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	572	570,337
LSC Communications, Inc.
Term Loan, 7.84%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	972	974,096
Merrill Communications, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	283	283,931
Multi Color Corporation
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	347	343,467
ProQuest, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	1,932	1,929,346
Tweddle Group, Inc.
Term Loan, 6.80%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	272	262,749
		$10,123,469

Radio and Television — 3.6%
ALM Media Holdings, Inc.
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	424	$385,732

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
CBS Radio, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	1,623	$1,606,881
Cumulus Media New Holdings, Inc.
Term Loan, 6.85%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	3,300	3,186,631
Entravision Communications Corporation
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	1,163	1,141,439
Gray Television, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	255	252,680
Hubbard Radio, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	673	671,588
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	2,132	1,525,134
Term Loan, 0.00%, Maturing July 30, 2019(6)	364	262,087
Mission Broadcasting, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	362	358,839
Nexstar Broadcasting, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	2,089	2,070,467
Raycom TV Broadcasting, LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	1,163	1,162,159
Sinclair Television Group, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	544	538,687
Univision Communications, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	9,602	8,974,222
		$22,136,546

Retailers (Except Food and Drug) — 4.4%
Ascena Retail Group, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	2,070	$1,978,647
Bass Pro Group, LLC
Term Loan, 7.34%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,411	1,395,467
BJ’s Wholesale Club, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	994	991,110

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
CDW, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	3,948	$3,919,332
Coinamatic Canada, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	47	46,216
David’s Bridal, Inc.
DIP Loan, 9.81%, (1 mo. USD LIBOR + 7.50%), Maturing May 19, 2019	305	307,248
Term Loan, 0.00%, Maturing October 11, 2019(6)	2,063	1,274,135
Evergreen Acqco 1 L.P.
Term Loan, 6.22%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	2,384	2,295,041
Global Appliance, Inc.
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	1,040	1,010,914
Harbor Freight Tools USA, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	564	547,645
Hoya Midco, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	2,101	2,073,338
J. Crew Group, Inc.
Term Loan, 5.37%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,140	2,379,481
LSF9 Atlantis Holdings, LLC
Term Loan, 8.32%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,066	1,016,340
Party City Holdings, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	861	854,189
PetSmart, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	4,352	3,651,773
PFS Holding Corporation
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,363	1,311,437
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	551	411,545
Radio Systems Corporation
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	444	443,820
Shutterfly, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	574	567,827

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Staples, Inc.
Term Loan, 6.54%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	668	$658,763
		$27,134,268

Steel — 1.2%
Atkore International, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	1,414	$1,396,634
GrafTech Finance, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	2,987	2,953,507
Neenah Foundry Company
Term Loan, 9.06%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	842	837,976
Phoenix Services International, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	896	888,784
Zekelman Industries, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	1,211	1,200,565
		$7,277,466

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	397	$397,083
Hertz Corporation (The)
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	1,113	1,100,664
Kenan Advantage Group, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	119	117,981
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	392	387,969
PODS, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	668	658,436
Stena International S.a.r.l.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	1,671	1,604,400
XPO Logistics, Inc.
Term Loan, 4.51%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	650	645,125
		$4,911,658

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications — 6.7%
CenturyLink, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,533	$5,387,941
Colorado Buyer, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,683	1,660,634
Digicel International Finance Limited
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,807	1,702,865
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	2,075	2,347,273
Frontier Communications Corp.
Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		2,049	1,956,843
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,650	1,864,463
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,226	2,264,888
Intelsat Jackson Holdings S.A.
Term Loan, 6.07%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		2,400	2,388,375
Term Loan, 6.82%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,600	1,634,499
IPC Corp.
Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,230	1,150,322
Lumentum Holdings
Term Loan, Maturing August 7, 2025(5)		625	619,531
Onvoy, LLC
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		1,773	1,622,295
Plantronics, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,475	1,454,719
Sprint Communications, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		3,743	3,697,773
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		550	546,391
Syniverse Holdings, Inc.
Term Loan, 7.31%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		1,045	1,009,490
TDC A/S
Term Loan, 3.50%, (1 week EURIBOR + 3.50%), Maturing June 4, 2025	EUR	3,892	4,405,441

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Telesat Canada
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	5,039	$4,960,543
		$40,674,286

Utilities — 2.9%
Brookfield WEC Holdings, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025	2,425	$2,419,694
Calpine Construction Finance Company L.P.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	961	946,269
Calpine Corporation
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	3,410	3,352,620
Dayton Power & Light Company (The)
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	614	614,830
Granite Acquisition, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	121	120,881
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	2,660	2,653,750
Lightstone Holdco, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	86	83,573
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,600	1,556,023
Longview Power, LLC
Term Loan, 8.53%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	3,193	2,755,742
Talen Energy Supply, LLC
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	1,086	1,087,573
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	785	785,209
USIC Holdings, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	199	196,284
Vistra Energy Corp.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	1,147	1,133,414
		$17,705,862

Total Senior Floating-Rate Loans (identified cost $886,992,513)		$864,194,549

Corporate Bonds & Notes — 5.1%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.0%(7)
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	10	$10,255
TransDigm, Inc.
6.00%, 7/15/22	85	85,319
6.50%, 7/15/24	80	80,400
		$175,974

Building and Development — 0.1%
Builders FirstSource, Inc.
5.625%, 9/1/24(9)	6	$5,535
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	53	45,580
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	120	124,200
Standard Industries, Inc.
6.00%, 10/15/25(9)	50	48,938
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	44,874
5.875%, 6/15/24	18	16,199
		$285,326

Business Equipment and Services — 0.3%
First Data Corp.
5.00%, 1/15/24(9)	20	$19,799
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	46,575
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)	15	16,237
Travelport Corporate Finance PLC
6.00%, 3/15/26(9)	1,475	1,460,250
		$1,542,861

Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	15	$15,038
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	160	160,900
5.75%, 1/15/24	10	10,075
5.375%, 5/1/25(9)	95	93,575
5.75%, 2/15/26(9)	45	45,113
CSC Holdings, LLC
5.25%, 6/1/24	10	9,525

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
DISH DBS Corp.
6.75%, 6/1/21	20	$20,375
5.875%, 7/15/22	25	23,937
5.875%, 11/15/24	5	4,281
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	625	604,297
		$987,116

Chemicals and Plastics — 0.3%
Hexion, Inc.
6.625%, 4/15/20	2,000	$1,660,000
Platform Specialty Products Corp.
6.50%, 2/1/22(9)	45	46,013
W.R. Grace & Co.
5.125%, 10/1/21(9)	30	30,291
5.625%, 10/1/24(9)	15	15,239
		$1,751,543

Conglomerates — 0.0%(7)
Spectrum Brands, Inc.
6.625%, 11/15/22	35	$35,805
5.75%, 7/15/25	75	71,344
		$107,149

Consumer Products — 0.0%(7)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$25,510
		$25,510

Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22	25	$25,375
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	35	35,131
6.375%, 8/15/25(9)	15	15,075
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	4,216	4,215,619
5.936%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	1,050	1,060,395
		$5,351,595

Security		Principal Amount* (000’s omitted)	Value

Drugs — 0.7%
Bausch Health Companies, Inc.
5.625%, 12/1/21(9)		30	$30,075
6.50%, 3/15/22(9)		887	919,154
7.00%, 3/15/24(9)		1,153	1,209,209
5.50%, 11/1/25(9)		1,875	1,849,218
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)		75	74,250
			$4,081,906

Ecological Services and Equipment — 0.0%(7)
Clean Harbors, Inc.
5.125%, 6/1/21		25	$25,109
Covanta Holding Corp.
5.875%, 3/1/24		25	24,156
			$49,265

Electronics / Electrical — 0.0%(7)
Infor (US), Inc.
6.50%, 5/15/22		50	$49,938
			$49,938

Financial Intermediaries — 0.0%(7)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		40	$40,750
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(11)(12)		80	84,720
Navient Corp.
5.50%, 1/15/19		110	110,082
5.00%, 10/26/20		30	29,775
			$265,327

Food Products — 0.1%
Iceland Bondco PLC
5.063%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	254	$323,094
Post Holdings, Inc.
8.00%, 7/15/25(9)		20	21,400
			$344,494

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food Service — 0.0%(7)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)	65	$64,838
		$64,838

Health Care — 1.2%
Avantor, Inc.
6.00%, 10/1/24(9)	1,425	$1,416,094
Centene Corp.
4.75%, 5/15/22	20	20,150
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	1,650	1,536,562
HCA Healthcare, Inc.
6.25%, 2/15/21	90	93,150
HCA, Inc.
6.50%, 2/15/20	20	20,600
4.75%, 5/1/23	1,200	1,203,000
5.875%, 2/15/26	25	25,813
Hologic, Inc.
4.375%, 10/15/25(9)	30	28,650
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)	1,850	1,942,500
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)	27	28,485
Teleflex, Inc.
5.25%, 6/15/24	20	20,200
Tenet Healthcare Corp.
6.00%, 10/1/20	60	61,350
4.375%, 10/1/21	675	666,562
8.125%, 4/1/22	45	46,800
6.75%, 6/15/23	10	9,913
		$7,119,829

Insurance — 0.0%(7)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)	40	$40,875
		$40,875

Internet Software & Services — 0.0%(7)
Netflix, Inc.
5.50%, 2/15/22	45	$46,125
5.875%, 2/15/25	55	56,237

Security	Principal Amount* (000’s omitted)	Value

Internet Software & Services (continued)
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	40	$33,400
		$135,762

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22	775	$781,781
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	25	25,000
5.25%, 11/15/23(9)	40	39,900
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	45	44,775
		$891,456

Lodging and Casinos — 0.1%
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	35	$33,556
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	75,562
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	15	15,204
MGM Resorts International
6.625%, 12/15/21	90	94,500
7.75%, 3/15/22	25	26,938
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	29,775
Tunica-Biloxi Gaming Authority
3.78%, 12/15/20(9)	182	48,191
		$323,726

Nonferrous Metals / Minerals — 0.0%(7)
Eldorado Gold Corp.
6.125%, 12/15/20(9)	120	$111,000
Imperial Metals Corp.
7.00%, 3/15/19(9)	23	16,215
New Gold, Inc.
6.25%, 11/15/22(9)	28	24,115
		$151,330

Oil and Gas — 0.2%
Antero Resources Corp.
5.375%, 11/1/21	100	$99,875
5.625%, 6/1/23	5	4,975

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	30	$27,075
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	775	772,094
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	129,350
Energy Transfer, L.P.
5.875%, 1/15/24	35	36,181
Gulfport Energy Corp.
6.625%, 5/1/23	35	34,212
Newfield Exploration Co.
5.625%, 7/1/24	130	133,250
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(9)	15	14,250
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	50	50,125
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	65	65,244
6.875%, 6/30/23(9)	30	30,150
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,012
		$1,401,793

Publishing — 0.0%(7)
Tribune Media Co.
5.875%, 7/15/22	35	$35,613
		$35,613

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$50,719
Series B, 6.50%, 11/15/22	100	102,030
iHeartCommunications, Inc.
9.00%, 12/15/19(6)	953	686,160
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	35	35,208
Sirius XM Radio, Inc.
6.00%, 7/15/24(9)	95	97,494
Univision Communications, Inc.
6.75%, 9/15/22(9)	270	273,375
		$1,244,986

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	1,300	$968,240
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	142,275
Party City Holdings, Inc.
6.125%, 8/15/23(9)	60	60,450
		$1,170,965

Road & Rail — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	45	$45,338
		$45,338

Software and Services — 0.0%(7)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	60	$61,386
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(9)(13)	60	60,150
		$121,536

Surface Transport — 0.0%(7)
XPO Logistics, Inc.
6.50%, 6/15/22(9)	56	$57,190
		$57,190

Telecommunications — 0.3%
CenturyLink, Inc.
6.75%, 12/1/23	40	$40,200
CommScope Technologies, LLC
6.00%, 6/15/25(9)	50	46,565
5.00%, 3/15/27(9)	5	4,131
Frontier Communications Corp.
10.50%, 9/15/22	15	12,075
7.625%, 4/15/24	30	17,400
6.875%, 1/15/25	50	27,375
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23	25	22,125
Level 3 Financing, Inc.
5.375%, 1/15/24	25	24,600
Sprint Communications, Inc.
7.00%, 8/15/20	149	154,587
6.00%, 11/15/22	5	5,011

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Sprint Corp.
7.25%, 9/15/21		230	$240,350
7.875%, 9/15/23		571	600,977
7.625%, 2/15/25		35	36,094
T-Mobile USA, Inc.
6.375%, 3/1/25		35	36,094
6.50%, 1/15/26		110	114,400
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	650	667,503
			$2,049,487

Utilities — 0.2%
Calpine Corp.
5.25%, 6/1/26(9)		1,150	$1,073,812
Vistra Energy Corp.
7.375%, 11/1/22		20	20,800
7.625%, 11/1/24		35	37,275
8.125%, 1/30/26(9)		25	27,000
			$1,158,887

Total Corporate Bonds & Notes (identified cost $32,350,809)			$31,031,615

Asset-Backed Securities — 2.4%
Security		Principal Amount (000’s omitted)	Value
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.466%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(10)		$2,000	$1,914,006
Series 2015-2A, Class E2, 7.709%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(10)		1,000	1,001,434
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(14)		1,200	1,200,000
Series 2012-3A, Class DR, 9.886%, (3 mo. USD LIBOR + 7.45%), 10/14/28(9)(10)		1,200	1,201,599
Series 2015-5A, Class D, 8.569%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(10)		500	502,672
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.366%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(10)		1,000	981,762
Galaxy CLO, Ltd.
Series 2015-21A, Class ER, 7.719%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(10)		1,000	949,661

Security	Principal Amount (000’s omitted)	Value
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 8.219%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(10)	$1,200	$1,141,810
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 8.969%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(10)	1,200	1,152,800
Recette CLO, LLC
Series 2015-1A, Class E, 8.169%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(10)	1,000	1,002,389
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.916%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(10)	2,000	1,919,670
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 9.669%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(10)	1,600	1,618,148

Total Asset-Backed Securities (identified cost $14,569,314)		$14,585,951

Common Stocks — 1.7%
Security	Shares	Value

Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(15)(16)	58	$681,055
		$681,055

Automotive — 0.1%
Dayco Products, LLC(15)(16)	20,780	$748,080
		$748,080

Business Equipment and Services — 0.0%
Education Management Corp.(3)(15)(16)	3,569,737	$0
		$0

Electronics / Electrical — 0.0%(7)
Answers Corp.(3)(15)(16)	96,908	$260,683
		$260,683

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(15)(16)	68,551	$13,710
		$13,710

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(15)(16)	76,163	$0
		$0

27	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil and Gas — 0.7%
AFG Holdings, Inc.(3)(15)(16)	30,640	$2,083,520
Fieldwood Energy, Inc.(15)(16)	19,189	841,117
Nine Point Energy Holdings, Inc.(3)(15)(17)	758	841
Paragon Offshore Finance Company, Class A(15)(16)	1,707	1,814
Paragon Offshore Finance Company, Class B(15)(16)	854	32,452
Samson Resources II, LLC, Class A(15)(16)	46,484	1,069,132
Southcross Holdings Group, LLC(3)(15)(16)	67	0
Southcross Holdings L.P., Class A(15)(16)	67	63,650
		$4,092,526

Publishing — 0.7%
ION Media Networks, Inc.(3)(15)(16)	4,429	$4,095,496
Tweddle Group, Inc.(3)(15)(16)	1,944	108,495
		$4,203,991

Radio and Television — 0.1%
Cumulus Media, Inc.(15)(16)	42,499	$480,239
		$480,239

Total Common Stocks (identified cost $4,789,174)		$10,480,284

Convertible Preferred Stocks — 0.0%(7)
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(15)(16)	3,972	$0
		$0

Oil and Gas — 0.0%(7)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(15)(17)	14	$20,552
		$20,552

Total Convertible Preferred Stocks (identified cost $294,330)		$20,552

Closed-End Funds — 1.9%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,410,070
Invesco Senior Income Trust	538,147	2,211,784
Nuveen Credit Strategies Income Fund	406,731	3,078,954
Nuveen Floating Rate Income Fund	164,907	1,606,194

Security	Shares	Value
Nuveen Floating Rate Income Opportunity Fund	115,017	$1,116,815
Voya Prime Rate Trust	441,753	2,080,656

Total Closed-End Funds (identified cost $13,551,541)		$11,504,473

Miscellaneous — 0.0%
Security	Principal Amount	Value

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(15)	$25,000	$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 2.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.33%(18)	14,942,113	$14,940,619

Total Short-Term Investments (identified cost $14,940,484)		$14,940,619

Total Investments — 154.9% (identified cost $967,488,165)		$946,758,043

Less Unfunded Loan Commitments — (0.1)%		$(408,959)

Net Investments — 154.8% (identified cost $967,079,206)		$946,349,084

Notes Payable — (40.1)%		$(245,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (13.1)%		$(79,871,702)

Other Assets, Less Liabilities — (1.6)%		$(10,155,152)

Net Assets Applicable to Common Shares — 100.0%		$611,322,230

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to

28	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Portfolio of Investments (Unaudited) — continued

a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)

The stated interest rate represents the weighted average interest rate at November 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after November 30, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)	Fixed-rate loan.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2018, the aggregate value of these securities is $30,972,523 or 5.1% of the Trust’s net assets applicable to common shares.

(10)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2018.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	When-issued, variable rate security whose interest rate will be determined after November 30, 2018.

(15)	Non-income producing security.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	Restricted security (see Note 7).

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	22,769,606	EUR	19,391,261	Goldman Sachs International	12/6/18	$813,432	$—
USD	343,340	EUR	295,872	HSBC Bank USA, N.A.	12/6/18	8,333	—
USD	552,668	EUR	475,000	State Street Bank and Trust Company	12/6/18	14,839	—
USD	13,833,959	EUR	12,041,299	Goldman Sachs International	1/31/19	127,061	—
USD	567,449	EUR	500,000	State Street Bank and Trust Company	1/31/19	—	(1,713)
USD	2,786,010	GBP	2,165,102	State Street Bank and Trust Company	1/31/19	18,037	—
USD	726,536	CAD	962,776	HSBC Bank USA, N.A.	2/28/19	460	—
USD	13,862,356	EUR	12,084,307	State Street Bank and Trust Company	2/28/19	74,202	—

						$1,056,364	$(1,713)

Abbreviations:

DIP	–	Debtor In Possession
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

29	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2018
Unaffiliated investments, at value (identified cost, $952,138,723)	$931,408,465
Affiliated investment, at value (identified cost, $14,940,484)	14,940,619
Cash	5,093,878
Deposits for derivatives collateral — forward foreign currency exchange contracts	780,361
Foreign currency, at value (identified cost, $882,419)	882,277
Interest and dividends receivable	3,218,869
Dividends receivable from affiliated investment	27,021
Receivable for investments sold	1,281,922
Receivable for open forward foreign currency exchange contracts	1,056,364
Prepaid upfront fees on variable rate term preferred shares	111,985
Prepaid upfront fees on notes payable	83,705
Prepaid expenses	63,083
Total assets	$958,948,549

Liabilities
Notes payable	$245,000,000
Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $128,298)	79,871,702
Cash collateral due to broker	780,361
Payable for investments purchased	18,581,488
Payable for when-issued securities	1,200,000
Payable for open forward foreign currency exchange contracts	1,713
Payable to affiliates:
Investment adviser fee	583,054
Trustees’ fees	6,936
Interest expense and fees payable	1,371,119
Accrued expenses	229,946
Total liabilities	$347,626,319
Commitments and contingencies (Note 13)
Net assets applicable to common shares	$611,322,230

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 39,863,690 shares issued and outstanding	$398,637
Additional paid-in capital	636,160,986
Accumulated loss	(25,237,393)
Net assets applicable to common shares	$611,322,230

Net Asset Value Per Common Share
($611,322,230 ÷ 39,863,690 common shares issued and outstanding)	$15.34

30	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2018
Interest and other income	$25,540,958
Dividends	362,476
Dividends from affiliated investment	139,388
Total investment income	$26,042,822

Expenses
Investment adviser fee	$3,595,519
Trustees’ fees and expenses	21,400
Custodian fee	179,603
Transfer and dividend disbursing agent fees	10,052
Legal and accounting services	118,769
Printing and postage	48,166
Interest expense and fees	6,034,737
Miscellaneous	40,225
Total expenses	$10,048,471

Net investment income	$15,994,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,132,295
Investment transactions — affiliated investment	714
Foreign currency transactions	(52,038)
Forward foreign currency exchange contracts	3,711,461
Net realized gain	$8,792,432
Change in unrealized appreciation (depreciation) —
Investments	$(18,648,651)
Investments — affiliated investment	(725)
Foreign currency	55,398
Forward foreign currency exchange contracts	(847,615)
Net change in unrealized appreciation (depreciation)	$(19,441,593)

Net realized and unrealized loss	$(10,649,161)

Net increase in net assets from operations	$5,345,190

31	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
From operations —
Net investment income	$15,994,351	$31,565,651
Net realized gain	8,792,432	2,717,912
Net change in unrealized appreciation (depreciation)	(19,441,593)	193,031
Net increase in net assets from operations	$5,345,190	$34,476,594

Distributions to common shareholders(1)	$(16,264,386)	$(33,007,135)

Net increase (decrease) in net assets	$(10,919,196)	$1,469,459

Net Assets Applicable to Common Shares
At beginning of period	$622,241,426	$620,771,967
At end of period	$611,322,230	$622,241,426	(2)

(1)

For the year ended May 31, 2018, the source of distributions was from net investment income. The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $3,608,617 at May 31, 2018. The requirement to disclose the corresponding amount as of November 30, 2018 was eliminated.

32	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2018
Net increase in net assets from operations	$5,345,190
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(134,057,212)
Investments sold and principal repayments	144,921,667
Increase in short-term investments, net	(5,321,068)
Net amortization/accretion of premium (discount)	(287,344)
Amortization of prepaid upfront fees on variable rate term preferred shares	65,255
Amortization of deferred debt issuance costs on variable rate term preferred shares	75,934
Amortization of prepaid upfront fees on notes payable	144,083
Decrease in interest and dividends receivable	556,857
Increase in dividends receivable from affiliated investment	(11,501)
Decrease in receivable for open forward foreign currency exchange contracts	1,020,420
Increase in prepaid expenses	(8,619)
Decrease in cash collateral due to broker	(429,639)
Decrease in payable for open forward foreign currency exchange contracts	(172,805)
Decrease in payable to affiliate for investment adviser fee	(27,200)
Increase in payable to affiliate for Trustees’ fees	393
Increase in interest expense and fees payable	51,281
Decrease in accrued expenses	(90,656)
Decrease in unfunded loan commitments	(1,233,179)
Net change in unrealized (appreciation) depreciation from investments	18,649,376
Net realized gain from investments	(5,133,009)
Net cash provided by operating activities	$24,058,224

Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$(16,264,386)
Proceeds from notes payable	6,000,000
Repayments of notes payable	(15,000,000)
Net cash used in financing activities	$(25,264,386)

Net decrease in cash and restricted cash*	$(1,206,162)

Cash and restricted cash at beginning of period including foreign currency	$7,962,678

Cash and restricted cash at end of period including foreign currency	$6,756,516

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and variable rate term preferred shares	$5,698,184

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $33,234.

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

	November 30, 2018	May 31, 2018
Cash	$5,093,878	$5,788,413
Deposits for derivatives collateral — forward foreign currency exchange contracts	780,361	1,210,000
Foreign currency	882,277	964,265
Total cash and restricted cash as shown on the Statement of Cash Flows	$6,756,516	$7,962,678

33	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period (Common shares)	$15.610		$15.570	$14.680	$15.640	$16.080	$16.300

Income (Loss) From Operations
Net investment income(1)	$0.401		$0.792	$0.864	$0.908	$0.882	$0.889
Net realized and unrealized gain (loss)	(0.263)		0.076	0.899	(0.964)	(0.431)	(0.145)

Total income (loss) from operations	$0.138		$0.868	$1.763	$(0.056)	$0.451	$0.744

Less Distributions to Common Shareholders
From net investment income	$(0.408)		$(0.828)	$(0.873)	$(0.904)	$(0.891)	$(0.966)

Total distributions to common shareholders	$(0.408)		$(0.828)	$(0.873)	$(0.904)	$(0.891)	$(0.966)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$—	$—	$—	$—	$0.002

Net asset value — End of period (Common shares)	$15.340		$15.610	$15.570	$14.680	$15.640	$16.080

Market value — End of period (Common shares)	$13.410		$14.850	$15.150	$13.560	$14.360	$15.180

Total Investment Return on Net Asset Value(2)	1.04	%(3)	6.03%	12.65%	0.46%	3.43%	4.87%

Total Investment Return on Market Value(2)	(7.09	)%(3)	3.67%	18.58%	1.14%	0.59%	(3.19)%

34	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014
Net assets applicable to common shares, end of period (000’s omitted)	$611,322		$622,241	$620,772	$585,101	$623,439	$641,079
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees(4)	1.28	%(5)	1.28%	1.32%	1.36%	1.37%	1.36%
Interest and fee expense(6)	1.93	%(5)	1.52%	1.16%	0.93%	0.80%	0.77%
Total expenses(4)	3.21	%(5)	2.80%	2.48%	2.29%	2.17%	2.13%
Net investment income	5.11	%(5)	5.09%	5.68%	6.22%	5.60%	5.50%
Portfolio Turnover	13	%(3)	34%	47%	29%	32%	35%
Senior Securities:
Total notes payable outstanding (in 000’s)	$245,000		$254,000	$246,000	$232,000	$290,000	$300,000
Asset coverage per $1,000 of notes payable(7)	$3,822		$3,765	$3,849	$3,867	$3,426	$3,404
Total preferred shares outstanding	800		800	800	800	800	800
Asset coverage per preferred share(8)	$288,099		$286,300	$290,421	$287,532	$268,497	$268,705
Involuntary liquidation preference per preferred share(9)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000
Approximate market value per preferred share(9)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to variable rate term preferred shares (see Note 2) and the notes payable (see Note 9).

(7)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 288%, 286%, 290%, 288%, 268% and 269% at November 30, 2018 and May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(9)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014
Expenses excluding interest and fees	0.84%	0.83%	0.86%	0.86%	0.85%	0.85%
Interest and fee expense	1.26%	1.00%	0.76%	0.58%	0.50%	0.49%
Total expenses	2.10%	1.83%	1.62%	1.44%	1.35%	1.34%
Net investment income	3.34%	3.33%	3.72%	3.90%	3.50%	3.46%

35	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

36

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Notes to Financial Statements (Unaudited) — continued

consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2018, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2018, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to November 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

37

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Notes to Financial Statements (Unaudited) — continued

L  New Accounting Pronouncement — During the six months ended November 30, 2018, the Trust adopted the FASB’s Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230) — Restricted Cash (ASU 2016-18), which became effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Pursuant to the new standard, the Trust is required to include amounts described as restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the Statement of Cash Flows. Prior to the change, such amounts were disclosed separately within the Statement of Cash Flows. This change in accounting had no impact on the Trust’s net assets.

2  Variable Rate Term Preferred Shares

On December 18, 2012, the Trust issued 800 shares of Series C-1 Variable Rate Term Preferred Shares (Series C-1 VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit). The Trust used the net proceeds from the issuance to enter into a series of transactions which resulted in a redemption and/or repurchase of its Auction Preferred Shares.

Variable rate term preferred shares are a form of preferred shares that represent stock of the Trust. They have a par value of $0.01 per share and a liquidation preference of $100,000 per share. The Series C-1 VRTP Shares also had an original mandatory redemption date of December 18, 2015 that had been extended on various dates through April 7, 2017 upon consent of the holders of the Series C-1 VRTP Shares and approval of the Trust’s Board of Trustees.

On September 30, 2016, the Series C-1 VRTP Shares were transferred to another large financial institution (the Assignee) as permitted by the Trust’s By-laws. The transferred Series C-1 VRTP Shares were then exchanged for an equal number of Series L-2 Variable Rate Term Preferred Shares (Series L-2 VRTP Shares), and the mandatory redemption date was extended to three years from the date of transfer. Dividends on the Series L-2 VRTP Shares are determined each day based on a spread of 1.85% to three-month LIBOR. Such spread is determined based on the current credit rating of the Series L-2 VRTP Shares, which is provided by Moody’s Investors Service.

The Series L-2 VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The Series L-2 VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the Series L-2 VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the Series L-2 VRTP Shares’ redemption price, and over the six month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the Series L-2 VRTP Shares. The holders of the Series L-2 VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the Series L-2 VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the Series L-2 VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the Series L-2 VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on Series L-2 VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations.

In connection with the transfer of the Series C-1 VRTP Shares to the Assignee on September 30, 2016, the Trust paid an upfront fee of $400,000 and debt issuance costs of $458,267, both of which are being amortized to interest expense and fees over a period of three years to September 30, 2019. The unamortized amount of the debt issuance costs as of November 30, 2018 is presented as a deduction of the liability for variable rate term preferred shares on the Statement of Assets and Liabilities.

The carrying amount of the Series L-2 VRTP Shares at November 30, 2018 represents its liquidation value, which approximates fair value. If measured at fair value, the Series L-2 VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 12) at November 30, 2018. The average liquidation preference of the Series L-2 VRTP Shares during the six months ended November 30, 2018 was $80,000,000.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding variable rate term preferred shares. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable quarterly. The dividend rate on the Series L-2 VRTP Shares at November 30, 2018 was 4.59%. The amount of dividends accrued and the average annual dividend rate of the Series L-2 VRTP Shares during the six months ended November 30, 2018 were $1,731,387 and 4.32%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

38

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Notes to Financial Statements (Unaudited) — continued

At May 31, 2018, the Trust, for federal income tax purposes, had capital loss carryforwards of $16,721,975 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The capital loss carryforwards will expire on May 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at November 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$967,437,356

Gross unrealized appreciation	$10,168,330
Gross unrealized depreciation	(30,201,951)

Net unrealized depreciation	$(20,033,621)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended November 30, 2018, the Trust’s investment adviser fee amounted to $3,595,519. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $126,021,652 and $142,833,618, respectively, for the six months ended November 30, 2018.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended November 30, 2018 and the year ended May 31, 2018.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended November 30, 2018 and the year ended May 31, 2018.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 5,495,789 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended November 30, 2018 and the year ended May 31, 2018, there were no shares sold by the Trust pursuant to its shelf offering.

39

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Notes to Financial Statements (Unaudited) — continued

7  Restricted Securities

At November 30, 2018, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14,	758	$34,722	$841
	10/21/14

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	14,000	20,552

Total Restricted Securities			$48,722	$21,393

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2018 is included in the Portfolio of Investments. At November 30, 2018, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $1,713. At November 30, 2018, there were no assets pledged by the Trust for such liability.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at November 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at November 30, 2018.

40

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$1,056,364	$(1,713)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of November 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$940,493	$—	$—	$(780,361)	$160,132
HSBC Bank USA, N.A.	8,793	—	—	—	8,793
State Street Bank and Trust Company	107,078	(1,713)	(105,365)	—	—

	$1,056,364	$(1,713)	$(105,365)	$(780,361)	$168,925

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(1,713)	$1,713	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$3,711,461	$(847,615)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended November 30, 2018, which is indicative of the volume of this derivative type, was approximately $60,270,000.

41

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Notes to Financial Statements (Unaudited) — continued

9  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $290 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 11, 2019, the Trust also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended November 30, 2018 totaled $1,078,482 and are included in interest expense and fees on the Statement of Operations. The Trust also paid an upfront fee of $290,000, which is being amortized to interest expense over a period of one year through March 2019. The unamortized balance at November 30, 2018 is approximately $84,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2018, the Trust had borrowings outstanding under the Agreement of $245,000,000 at an interest rate of 2.50%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2018 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at November 30, 2018. For the six months ended November 30, 2018, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $251,732,240 and 2.32%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

42

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Notes to Financial Statements (Unaudited) — continued

At November 30, 2018, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$860,424,028	$3,361,562	$863,785,590
Corporate Bonds & Notes	—	31,031,615	—	31,031,615
Asset-Backed Securities	—	14,585,951	—	14,585,951
Common Stocks	480,239	2,769,955	7,230,090	10,480,284
Convertible Preferred Stocks	—	—	20,552	20,552
Closed-End Funds	11,504,473	—	—	11,504,473
Miscellaneous	—	—	0	0
Short-Term Investments	—	14,940,619	—	14,940,619

Total Investments	$11,984,712	$923,752,168	$10,612,204	$946,349,084
Forward Foreign Currency Exchange Contracts	$—	$1,056,364	$—	$1,056,364

Total	$11,984,712	$924,808,532	$10,612,204	$947,405,448

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,713)	$—	$(1,713)

Total	$—	$(1,713)	$—	$(1,713)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2018 is not presented.

13  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $4,166,000 (equal to 0.68% of net assets applicable to common shares at November 30, 2018). The Trust cannot predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Trust as incurred.

43

Eaton Vance

Floating-Rate Income Trust

November 30, 2018

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

45

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7739    11.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019